Other information by nature - Disclosure of detailed information about leases for lessee (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Depreciation of right-of-use assets	€ 702	€ 677	€ 607
Interest expense on lease liabilities	95	64	63
Variable lease payments not included in the measurement of lease liabilities	2	3	3
Income from sub-leasing right-of-use assets	(158)	(138)	(109)
Expenses relating to short-term leases and to leases of low-value assets	97	219	111
Gains arising from sale and leaseback transactions	(209)	(248)	(155)
Total expense recognized in Net profit	€ 529	€ 577	€ 520